PGIM S&P 500 Buffer 12 ETF - June
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 106.8%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $209,853)(wb)	209,853	$209,853
Options Purchased*~ 106.0%
(cost $26,080,716)		27,395,382

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.8% (cost $26,290,569)		27,605,235
Options Written*~ (6.7)%
(premiums received $1,558,381)		(1,731,714)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $24,732,188)		25,873,521
Liabilities in excess of other assets (0.1)%		(26,277)

Net Assets 100.0%		$25,847,244

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$5.89		397		40	$27,177,032
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39		397		40	218,350
Total Options Purchased (cost $26,080,716)								$27,395,382
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$674.85		397		40	$(1,634,052)
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$518.66		397		40	(97,662)
Total Options Written (premiums received $1,558,381)								$(1,731,714)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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